Consolidated statement of changes in shareholder's equity - USD ($) $ in Thousands	Issued capital [member]	Treasury shares [member]	Share premium [member]	Additional paid-in capital [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total nexa shareholders [member]	Non-controlling interests [member]	Total
At January 1, 2021 at Dec. 31, 2018	$ 133,320	$ (1,352)	$ 1,043,755	$ 1,318,728	$ 18,112	$ (79,288)	$ 2,433,275	$ 425,208	$ 2,858,483
IfrsStatementLineItems [Line Items]
Net income for the year					(145,135)		(145,135)	(12,381)	(157,516)
Other comprehensive loss for the year						(27,318)	(27,318)	7,082	(20,236)
Total comprehensive income (loss) for the year					(145,135)	(27,318)	(172,453)	(5,299)	(177,752)
Acquisition of non-controlling interests				(71,054)			(71,054)		(71,054)
Repurchase of the Company's own shares		(8,103)					(8,103)		(8,103)
Dividends distribution to NEXA's shareholders - USD 0.26 per share - note 30 (g)					(69,832)		(69,832)		(69,832)
Cancellation of 881,902 treasury shares acquired for USD 9,455	(882)	9,455			(8,573)
Dividends distribution to non-controlling interests - note 30 (g)				(2,256)			(2,256)	(47,300)	(49,556)
Total contributions by and distributions to shareholders		(8,103)		(73,310)	(69,832)		(151,245)	(47,300)	(198,545)
At December 31, 2021 at Dec. 31, 2019	133,320	(9,455)	1,043,755	1,245,418	(196,855)	(106,606)	2,109,577	372,609	2,482,186
IfrsStatementLineItems [Line Items]
Net income for the year					(559,247)		(559,247)	(93,259)	(652,506)
Other comprehensive loss for the year						(122,885)	(122,885)	(16,827)	(139,712)
Total comprehensive income (loss) for the year					(559,247)	(122,885)	(682,132)	(110,086)	(792,218)
Dividends distribution to NEXA's shareholders - USD 0.26 per share - note 30 (g)					(50,000)		(50,000)		(50,000)
Cancellation of 881,902 treasury shares acquired for USD 9,455									9,455
Dividends distribution to non-controlling interests - note 30 (g)								(5,332)	(5,332)
Total contributions by and distributions to shareholders	(882)	9,455			(58,573)		(50,000)	(18,724)	(68,724)
Capital reduction of subsidiary - non-controlling interests								(13,392)	(13,392)
At December 31, 2021 at Dec. 31, 2020	132,438		1,043,755	1,245,418	(814,675)	(229,491)	1,377,445	243,799	1,621,244
IfrsStatementLineItems [Line Items]
Net income for the year					114,332		114,332	41,755	156,087
Other comprehensive loss for the year						(70,504)	(70,504)	(3,817)	(74,321)
Total comprehensive income (loss) for the year					114,332	(70,504)	43,828	37,938	81,766
Transfer of the changes in fair value of prepaid debt related to changes in the Company’s own credit risk to retained earnings					(10,965)	10,965
Dividends distribution to NEXA's shareholders - USD 0.26 per share - note 30 (g)					(35,000)		(35,000)		(35,000)
Dividends distribution to non-controlling interests - note 30 (g)								(23,730)	(23,730)
Total contributions by and distributions to shareholders					(45,965)	10,965	(35,000)	(23,730)	(58,730)
At December 31, 2021 at Dec. 31, 2021	$ 132,438		$ 1,043,755	$ 1,245,418	$ (746,308)	$ (289,030)	$ 1,386,273	$ 258,007	$ 1,644,280